Property, plant and equipment	12 Months Ended
Jun. 30, 2020
Disclosure of detailed information about property, plant and equipment [abstract]
Property, plant and equipment
10. Property, plant and equipment

Accounting policies

Land and buildings are stated at cost less accumulated depreciation. Freehold land is not depreciated. Leaseholds are generally depreciated over the unexpired period of the lease. Other property, plant and equipment are depreciated on a straight-line basis to estimated residual values over their expected useful lives, and these values and lives are reviewed each year. Subject to these reviews, the estimated useful lives fall within the following ranges: buildings – 10 to 50 years; within plant and equipment casks and containers – 15 to 50 years; other plant and equipment – 5 to 25 years; fixtures and fittings – 5 to 10 years; and returnable bottles and crates – 5 to 10 years.

Reviews are carried out if there is an indication that assets may be impaired, to ensure that property, plant and equipment are not carried at above their recoverable amounts.

Government grants

Government grants are not recognised until there is reasonable assurance that the group will comply with the conditions pursuant to which they have been granted and that the grants will be received. Government grants in respect of property, plant and equipment are deducted from the asset that they relate to, reducing the depreciation expense charged to the income statement.

	Land and buildings £ million	Plant and equipment £ million	Fixtures and fittings £ million	Returnable bottles and crates £ million	Under construction £ million	Total £ million
Cost
At 30 June 2018	1,585	4,102	126	534	432	6,779
Exchange differences	16	54	1	4	10	85
Sale of businesses	(2)	(7)	(1)	—	—	(10)
Additions	42	180	9	31	383	645
Disposals	(16)	(32)	(13)	(21)	(2)	(84)
Transfers	87	218	3	18	(329)	(3)
At 30 June 2019	1,712	4,515	125	566	494	7,412
Recognition of right-of-use asset on adoption of IFRS 16	173	63	—	—	—	236
Adjusted balance at 1 July 2019	1,885	4,578	125	566	494	7,648
Exchange differences	(10)	(22)	—	(1)	(9)	(42)
Additions	202	156	13	34	439	844
Disposals	(46)	(86)	(20)	(37)	(1)	(190)
Transfers	110	242	9	13	(374)	—
At 30 June 2020	2,141	4,868	127	575	549	8,260
Depreciation
At 30 June 2018	467	1,761	91	371	—	2,690
Exchange differences	4	23	—	3	—	30
Depreciation charge for the year	49	216	13	33	—	311
Sale of businesses	—	(4)	—	—	—	(4)
Disposals	(9)	(25)	(12)	(17)	—	(63)
Transfers	—	(6)	(1)	—	—	(7)
At 30 June 2019	511	1,965	91	390	—	2,957
Exchange differences	—	(5)	(1)	(2)	—	(8)
Depreciation charge for the year	106	260	15	36	—	417
Exceptional impairment	20	114	—	6	—	140
Disposals	(40)	(78)	(19)	(35)	—	(172)
At 30 June 2020	597	2,256	86	395	—	3,334
Carrying amount
At 30 June 2020	1,544	2,612	41	180	549	4,926
At 30 June 2019	1,201	2,550	34	176	494	4,455
At 30 June 2018	1,118	2,341	35	163	432	4,089

(a) The net book value of land and buildings comprises freeholds of £1,218 million (2019 – £1,162 million), long leaseholds of £6 million (2019 – £21 million) and short leaseholds of £320 million (2019 – £18 million). Depreciation was not charged on £161 million (2019 – £164 million) of land.

(b) Property, plant and equipment is net of a government grant of £150 million (2019 – £143 million) received in prior years in respect of the construction of a rum distillery in the US Virgin Islands.

(c) In the year ended 30 June 2020, an impairment charge of £84 million in respect of the Nigeria tangible fixed asset has been recognised in exceptional operating items. The impairment reduced the deferred tax liability by £25 million resulting in a net exceptional loss of £59 million. The profit generating ability of the assets were reduced principally due to the deteriorated economic outlook as a result of the combination of the oil price crisis in Nigeria and the Covid-19 pandemic. The recoverable amount is £140 million in respect of the Nigeria cash-generating unit based on the fair value of the assets applying the cost valuation technique and it is considered a Level 3 instrument within the fair value hierarchy as the assumptions used in the valuation are not observable in the market. The valuation is only sensitive to the cost of replacing the assets and if this was 10% less, the fair value of the assets would decrease by approximately £14 million.
(d) In the year ended 30 June 2020, an impairment charge of £55 million in respect of the Ethiopia tangible fixed asset has been recognised in exceptional operating items. The impairment reduced the deferred tax liability by £10 million resulting in a net exceptional loss of £45 million. The forecast cash flow assumptions were reduced principally due to the impact of recent excise duty increase and Covid-19 pandemic. The recoverable amount is £12 million in respect of the Ethiopia cash-generating unit based on the fair value of the assets.